Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Payables And Accruals [Abstract]
Components of Accrued Liabilities

Accrued liabilities consist of the following:

	As of December 31,
	2017	2018
	US$’000	US$’000
Customer acquisition incentive payables	18,216	16,021
Funds payable to marketplace customers(1)	10,313	48,407
Other tax payable	8,316	10,812
Payroll and related liabilities	5,622	2,836
Discretionary payments	3,299	—
Deferred depository bank incentive	1,954	1,609
Accrued operating expense	2,634	7,197
Borrowing from employees	—	2,996
Professional service fee accruals	1,017	492
Issuance cost accruals	56	—
Others	468	297
	51,895	90,667

(1)

The balance of payable mainly includes (i) funds received from borrowers but not yet transferred to accounts of marketplace investors due to the settlement time lag. The settlement time lag is generally less than 5 days; (ii) funds held on behalf of predictive selection technology loans marketplace investors. (iii) cash received from the borrowers but not yet been repaid to the investors or received from the investors but not yet been remitted to the borrowers.